Promissory Note - Third Party (Details Narrative) - USD ($)	Mar. 31, 2025	Mar. 25, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Promissory note			$ 4,445,458	$ 1,757,255
Dr Tham Seng Kong [Member]
Defined Benefit Plan Disclosure [Line Items]
Promissory issued for working capital		$ 300,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Promissory note	$ 30,000